Related parties (Tables)	9 Months Ended
Sep. 30, 2024
Related parties [Abstract]
Related party receivables and payables
Details of balances with related parties as of September 30, 2024, and December 31, 2023, are as follows:

		Receivables (current)	Receivables (non-current)	Payables (current)	Payables (non-current)
Entities accounted for under the equity method:		($ in thousands)
Amherst Island Partnership	2024	-	-	-	-
	2023	5,817	-	-	-
Arroyo Netherland II B.V (Note 8)	2024	-	-	-	-
	2023	18,448	-	-	-
Akuo Atlantica PMGD Holding S.P.A	2024	137	12,876	-	-
	2023	-	16,677	-	-
Colombian assets portfolio	2024	463	16,028	59	-
	2023	-	13,578	34	-
Ecorer S.A.C.	2024	-	1,357	-	-
	2023	-	3,043	-	-
Other	2024	14	183	-	-
	2023	21	148	-	-
Non controlling interest:

Algonquin Power Co.	2024	104	-	-	-
	2023	-	-	5,683	-
JGC Corporation	2024	-	-	-	3,954
	2023	-	-	-	4,612
Algerian Energy Company, SPA	2024	-	-	22	-
	2023	-	-	-	-
Other	2024	40	-	1,575	40
	2023	-	-	2,314	27
Other related parties:

Atlantica´s partner in Colombia	2024	642	-	-	-
	2023	918	-	-	-
Total	2024	1,400	30,444	1,656	3,994
	2023	25,204	33,446	8,031	4,639

Related party transactions
The profit and loss impact of transactions carried out by entities included in these Consolidated Condensed Interim Financial Statements with related parties, for the nine-month periods ended September 30, 2024 and 2023 has been as follows:

		Financial income	Financial expense	Operating income	Operating Expense
Entities accounted for under the equity method:		($ in thousands)
Arroyo Netherland II B.V	2024	606	-	-	-
	2023	1,346	-	-	-
Akuo Atlantica PMGD Holding	2024	1,045	-	117	(6,105)
	2023	403	-	263	-
Colombian assets portfolio	2024	274	-	14	(28)
	2023	295	-	-	-
Other	2024	-	-	7	(134)
	2023	-	-	7	(158)
Non controlling interest:

Other	2024	-	(421)	-	-
	2023	-	(432)	-	-
Total	2024	1,925	(421)	138	(6,267)
	2023	2,044	(432)	270	(158)